Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.0%
	COMMUNICATION SERVICES — 7.6%
8,643	Alphabet, Inc. - Class A	$2,933,002
8,664	Alphabet, Inc. - Class C	2,905,992
19,086	Netflix, Inc.*	1,546,921
		7,385,915
	CONSUMER DISCRETIONARY — 13.3%
20,167	Amazon.com, Inc.*	5,238,782
8,801	Five Below, Inc.*	2,172,439
11,524	Floor & Decor Holdings, Inc. - Class A*	579,311
10,314	Grand Canyon Education, Inc.*	1,527,813
13,692	Starbucks Corp.	1,454,775
5,337	Tesla, Inc.*	1,963,749
		12,936,869
	CONSUMER STAPLES — 2.5%
13,080	Freshpet, Inc.*	913,769
3,940	Intuitive Surgical, Inc.*	1,484,828
		2,398,597
	FINANCIALS — 5.6%
3,536	Kinsale Capital Group, Inc.	1,322,110
4,970	S&P Global, Inc.	2,166,125
5,308	Visa, Inc. - Class A	2,013,696
		5,501,931
	HEALTH CARE — 16.3%
10,479	Danaher Corp.	2,237,895
9,075	Ensign Group, Inc.	1,563,260
3,328	IDEXX Laboratories, Inc.*	1,852,664
3,176	Medpace Holdings, Inc.*	1,886,512
63,179	Privia Health Group, Inc.*	1,294,538
4,033	UnitedHealth Group, Inc.	1,570,491
10,746	Veeva Systems, Inc. - Class A*	3,070,025
7,174	West Pharmaceutical Services, Inc.	2,447,123
		15,922,508
	INDUSTRIALS — 18.4%
9,860	Cintas Corp.	1,989,650
3,378	Eaton Corp. PLC[1]	1,357,551
73,565	Fastenal Co.	3,627,490
10,847	HEICO Corp.	3,591,984
4,048	Kadant, Inc.	1,210,919
3,515	Paylocity Holding Corp.*	563,173
21,845	RB Global, Inc.[1]	1,847,650
31,402	Rollins, Inc.	1,132,670

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
8,427	Verisk Analytics, Inc. - Class A	$1,632,984
3,356	Watsco, Inc.	1,039,756
		17,993,827
	INFORMATION TECHNOLOGY — 32.8%
9,514	Analog Devices, Inc.	3,445,400
1,196	Fair Isaac Corp.*	1,372,063
12,122	Globant S.A.*,1	493,487
5,733	Guidewire Software, Inc.*	1,173,832
15,478	Microsoft Corp.	7,851,835
2,470	Motorola Solutions, Inc.	1,198,691
36,552	NVIDIA Corp.	8,069,950
5,798	SAP S.E. - ADR[1]	1,280,720
20,217	ServiceNow, Inc.*	2,991,914
2,982	Synopsys, Inc.*	1,310,857
7,519	Tyler Technologies, Inc.*	2,798,722
		31,987,471
	MATERIALS — 1.4%
2,766	Linde PLC[1]	1,354,178
	REAL ESTATE — 1.1%
34,211	CoStar Group, Inc.*	1,097,147
	TOTAL COMMON STOCKS
	(Cost $37,557,877)	96,578,443
	SHORT-TERM INVESTMENTS — 1.2%
1,170,549	Fidelity Institutional Treasury Fund, 3.60%[2]	1,170,549
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,170,549)	1,170,549
	TOTAL INVESTMENTS — 100.2%
	(Cost $38,728,426)	97,748,992
	Liabilities Less Other Assets — (0.2)%	(148,717)
	NET ASSETS — 100.0%	$97,600,275

PLC	Public Limited Company
ADR	American Depository Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.